Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
(13) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The following fair value hierarchy classifies the inputs to valuation techniques that would be used to measure fair value into one of three levels:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Public Warrant liability	$10,292,500	$10,292,500	$—	$—
Private Placement Warrant liability	427,630	—	—	427,630

Total	$10,720,130	$10,292,500	$—	$427,630

Public Warrants
Each whole Public Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustment as discussed herein. The Public Warrants became exercisable 30 days after the Closing Date of the Business Combination, and will expire five years after the Closing Date of the Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.
Once the warrants become exercisable, the Company may call the warrants for redemption:

•	in whole and not in part;

•	at a price of $0.01 per warrant;
upon not less than 30 days’ prior written notice of redemption (the
“30-day
redemption period”) to each warrant holder; and

•
if, and only if, the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a

•	30-trading day period ending three business days before the Company send the notice of redemption to the warrant holders.
If the Company calls the warrants for redemption as described above, the management will have the option to require any holder that wishes to exercise its warrant to do so on a “cashless basis.” If the management takes advantage of this option, all holders of warrants would pay the exercise price by surrendering their warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the excess of the “fair market value” (defined below) over the exercise price of the warrants by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.
As of December 31, 2021, 5,750,000 Public Warrants were outstanding.
Private Placement Warrants
The Private Placement Warrants and the common stock issuable upon the exercise of the Private Placement Warrants were not transferable, assignable or saleable until after the completion of the Company’s Business Combination. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

As of December 31, 2021, 208,600 Private Placement Warrants were outstanding.
Presentation and Valuation of the Warrants
The Warrants (both the Public Warrants and Private Placement Warrants) are accounted for as liabilities in accordance with ASC
815-40,
Derivatives and Hedging — Contracts in Entity’s Own Equity
and were presented within warrant liabilities on the consolidated balance sheet as of December 31, 2021. The initial fair value of the warrant liabilities were measured at fair value at the Closing Date, and changes in the fair value of the warrant liabilities were presented within changes in fair value of warrant liabilities in the consolidated statement of operations for the year ended December 31, 2021.
On the Closing Date, the Company established the fair value of the Private Placement Warrants utilizing both the Black-Scholes Merton formula and a Monte Carlo Simulation (“MCS”) analysis. Specifically, the Company considered an MCS to derive the implied volatility in the publicly-listed price of the Public Warrants. The Company then considered this implied volatility in selecting the volatility for the application of a Black-Scholes Merton model for the Private Placement Warrants. The Company determined the fair value of the Public Warrants by reference to the quoted market price.
The Public Warrants were classified as a Level 1 fair value measurement, due to the use of the quoted market price, and the Private Placement Warrants held privately by Big Cypress Holdings LLC, a Delaware limited liability company which acted as the Company’s sponsor in connection with the IPO (the “Sponsor”), were classified as a Level 3 fair value measurement, due to the use of unobservable inputs.
The following table provides a summary of the changes in our Level 3 fair value measurements:

2021
Balance, December 31, 2020	$—
Initial measurement on the Closing Date	244,062
Change in fair value of Private Placement Warrant liability	183,568

Balance, December 31, 2021	$427,630

The initial measurement on the Closing Date for the Public Warrant liability was approximately $6.3 million and the change in fair value of the Public Warrant liability was approximately $4.0 million for the year ended December 31, 2021.
The key inputs into the valuations as of the Closing Date and December 31, 2021 were as follows:

	(Initial Measurement) October 22, 2021	December 31, 2021
Risk-free interest rate	1.22%	1.24%
Expected term remaining (years)	5.00	4.81
Implied volatility	25.5%	43.0%
Closing common stock price on the measurement date	$8.44	$7.81
As of December 31, 2021 and 2020, the Company did not have any other assets or liabilities that are recorded at fair value on a recurring basis.
The Company believes that the carrying amounts of its cash and cash equivalents, accounts receivable, and notes payable approximate their fair values due to their near-term maturities.